Significant Accounting Policies (Remaining Performance Obligations "Backlog") (Details) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
$ in Thousands
Dec. 31, 2020 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Backlog amount	$ 11,023,800
Backlog percentage	65.00%
Backlog timing satisfaction, period	2 years